Related party transactions - Service agreements and products with related parties (Details) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021
Service Agreements
Transactions
Sales of goods and services	€ 28,766	€ 14,835
Purchases of goods and services	70,021	65,444
Balances
Accounts receivable	124,393		€ 133,205
Accounts payable	13,853		14,748
Accrued expenses	20,760		12,911
Products
Transactions
Sales of goods and services	31,210	24,535
Purchases of goods and services	227,067	233,630
Balances
Accounts receivable	14,447		13,487
Accounts payable	86,414		82,444
Fresenius SE | Service Agreements
Transactions
Sales of goods and services	68	60
Purchases of goods and services	22,974	17,334
Balances
Accounts receivable	19
Accounts payable	3,885		6,707
Fresenius SE affiliates | Service Agreements
Transactions
Sales of goods and services	2,084	2,164
Purchases of goods and services	47,047	48,110
Balances
Accounts receivable	1,067		1,544
Accounts payable	9,968		8,041
Fresenius SE affiliates | Products
Transactions
Sales of goods and services	31,210	24,535
Purchases of goods and services	19,320	13,769
Balances
Accounts receivable	14,447		13,487
Accounts payable	5,845		6,000
Equity method investees | Service Agreements
Transactions
Sales of goods and services	26,614	12,611
Balances
Accounts receivable	123,307		131,661
Equity method investees | Products
Transactions
Purchases of goods and services	207,747	€ 219,861
Balances
Accounts payable	€ 80,569		€ 76,444